Summary of significant accounting policies - Lease transition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property plant and equipment	€ 3,191	€ 3,984
Lease liabilities as presented in financial liabilities	€ 3,124	€ 3,610
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease period	3 years
Lease period, option to renew	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease period	10 years
Lease period, option to renew	5 years
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property plant and equipment			€ 3,501
Lease liabilities as presented in financial liabilities			€ 3,574
Incremental borrowing rate applied to lease liabilities (as a percent)			4.55%